Notes Payable and Warrants - Net Carrying Amount of the Term Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Principal amount outstanding	$ 136,117	$ 122,228
Unamortized debt issuance costs	23,161	29,015
Net carrying amount	112,956	93,214
Term A Loans
Debt Instrument [Line Items]
Principal amount outstanding	103,500	91,000
Unamortized debt issuance costs	17,611	21,602
Net carrying amount	85,889	69,399
Term B Loans
Debt Instrument [Line Items]
Principal amount outstanding	32,617	31,228
Unamortized debt issuance costs	5,550	7,413
Net carrying amount	$ 27,067	$ 23,815